Fair value measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Guarantee liabilities	¥ (107,614)	¥ 0
Fair Value, Inputs, Level 1 [Member]
Investment in convertible notes	0
Guarantee liabilities	0
Fair Value, Inputs, Level 2 [Member]
Investment in convertible notes	0
Guarantee liabilities	0
Fair Value, Inputs, Level 3 [Member]
Investment in convertible notes	1,789,470
Guarantee liabilities	¥ (107,614)